Capital Management and Risk Policies - Schedule of Credit Quality of Debt Securities (Detail) - Credit risk [member] - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 155,419,560	$ 89,431,378
AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	20,003,654	8,907,868
AA+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	90,495	67,532
AA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	56,802	130,577
Aa2 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	32,226
AA- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	942,225	14,920
A+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,263	175,635
A1 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	180,683
A1+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	820,913	639,014
A [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	21,481
A- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	40,605	48,862
A3 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	200,768	102,484
Baa1 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	30,226	103,666
Baa3 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	13,293
BBB [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		33,455
B [Member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	539,371
B- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		6,336
CC [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		79,190,590
A2 [Member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	108
CCC [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,103,429
C [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	128,342,018	10,439
Government bonds [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	6,486,355	472,078
Government bonds [member] | AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,335,283	422,241
Government bonds [member] | AA- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	47,643
Government bonds [member] | BBB [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		12,875
Government bonds [member] | CC [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		36,962
Government bonds [member] | CCC [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,103,429
Provincial bonds [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	740,139	0
Provincial bonds [member] | AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial bonds [member] | A3 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	200,768
Provincial bonds [member] | B [Member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	539,371
Autonomous city of buenos aires bonds [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	91,199	163,969
Autonomous city of buenos aires bonds [member] | AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous city of buenos aires bonds [member] | AA+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	90,199	60,303
Autonomous city of buenos aires bonds [member] | Baa1 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,000	103,666
Treasury bills [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	16,964,950	8,485,627
Treasury bills [member] | AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	16,964,950	8,485,627
Argentine Central Banks Bills [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	128,324,920	79,153,628
Argentine Central Banks Bills [member] | CC [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		79,153,628
Argentine Central Banks Bills [member] | C [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	128,324,920
Private Securities [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,811,997	1,156,076
Private Securities [member] | AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	703,421
Private Securities [member] | AA+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	296	7,229
Private Securities [member] | AA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	56,802	130,577
Private Securities [member] | Aa2 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	32,226
Private Securities [member] | AA- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	894,582	14,920
Private Securities [member] | A+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,263	175,635
Private Securities [member] | A1 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	180,683
Private Securities [member] | A1+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	820,913	639,014
Private Securities [member] | A [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	21,481
Private Securities [member] | A- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	40,605	48,862
Private Securities [member] | A3 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		102,484
Private Securities [member] | Baa1 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	29,226
Private Securities [member] | Baa3 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	13,293
Private Securities [member] | BBB [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		20,580
Private Securities [member] | B- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		6,336
Private Securities [member] | A2 [Member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	108
Private Securities [member] | C [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 17,098	$ 10,439